ACQUISITIONS AND OTHER ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Summary of Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired as of the acquisition date:

(in millions)
Assets acquired
Inventories	$18
Goodwill	28
Other intangible assets	296
Total assets acquired	$342
The following table summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets acquired and liabilities assumed
Cash	$2
Accounts receivable, net	3
Inventories	1
Prepaid expenses and other current assets	1
Property, plant and equipment	1
Goodwill	84
Other intangible assets	131
Operating lease right-of-use assets	1
Accounts payable and accrued liabilities	(4)
Other non-current liabilities	(12)
Total assets acquired and liabilities assumed	$208
The following table summarizes the fair value of the assets acquired as of the acquisition date:

(in millions)
Assets acquired
Accounts receivable, net	$2
Inventory	80
Goodwill	2
Other intangible assets	100
Total assets acquired	$184
The following table summarizes the fair value of assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets acquired and liabilities assumed
Cash	$4
Accounts receivable, net	25
Inventories	8
Property, plant and equipment	12
Goodwill	17
Other intangible assets	40
Other non-current assets	2
Short-term debt	(4)
Accounts payable and accrued liabilities	(16)
Other non-current liabilities	(8)
Total assets acquired and liabilities assumed	$80

Schedule of Total Consideration
The following table summarizes the fair value of consideration transferred:

(in millions)
Cash consideration transferred	$190
Contingent consideration	18
Total consideration	$208
The following table summarizes the fair value of consideration transferred:

(in millions)
Cash consideration transferred	$163
Contingent consideration	21
Total consideration	$184
The following table summarizes the fair value of consideration transferred:

(in millions)
Consideration transferred
Cash	$2
Fair value of equity investment	39
Noncontrolling interest	39
Total consideration transferred	$80